Risks and Uncertainties - Schedule of Concentration of Risk by Customers (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Logistics Services Segment [Member] | Customer A [Member]
Concentration risk, percentage	24.90%	22.40%	27.40%
Logistics Services Segment [Member] | Customer B [Member]
Concentration risk, percentage	13.00%	0.00%	18.80%
Logistics Services Segment [Member] | Customer C [Member]
Concentration risk, percentage	11.40%	18.30%	17.60%
Logistics Services Segment [Member] | Customer D [Member]
Concentration risk, percentage	10.00%	0.60%	2.60%
Logistics Services Segment [Member] | Customer E [Member]
Concentration risk, percentage	7.60%	2.40%	2.90%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer A [Member]
Concentration risk, percentage	97.20%	85.50%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer B [Member]
Concentration risk, percentage	2.70%		28.70%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer C [Member]
Concentration risk, percentage		2.00%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer D [Member]
Concentration risk, percentage		0.70%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer E [Member]
Concentration risk, percentage		0.50%	0.00%